Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 358	$ 324
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	20	20
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	310	277
Machinery & equipment and other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 28	$ 27